RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES

A.	Transactions and balances with related parties

	Nine months ended September 30,
	2023		2022

General and administrative expenses:
Directors compensation		317,502		309,759
Salaries and fees to officers		798,663		464,180
	(*)	1,116,165	(*)	773,939

(*) of which share based compensation		497,905		104,591

Research and development expenses:
Salaries and fees to officers		33,417	(*)	87,629

(*) of which share based compensation		-		3,024

Selling and marketing expenses:
Salaries and fees to officers		33,417	(*)	87,629

(*) of which share based compensation		-		3,024

B.   Balances with related parties and officers:

Other accounts payables	95,390	90,089

1.	On March 29, 2023, the board approved the amendment to a consulting agreement with Joachim Fuchs, Chairman of the Board of Directors of Save Foods Ltd pursuant to which he will receive a monthly compensation of $1,000 (plus VAT if required by law). The board additionally approved the issuance of 50,000 restricted shares of Common Stock under the Company’s 2022 Share Incentive Plan. These shares will be subject to a twenty four month lockup period.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

	Year ended December 31
	2022	2021

General and administrative expenses:
Directors compensation	419,057	230,943
Salaries and fees to officers	665,982	722,979
	(*) 1,085,039	(*) 953,922

(*) of which share based compensation	124,508	104,362

Research and development expenses:
Salaries and fees to officers	(*) 276,738	(*)309,168

(*) of which share based compensation	3,024	22,481

Cost of sales:
Salaries and fees to officers	-	(*)49,913

(*) of which share based compensation	-	13,489

Selling and marketing expenses:
Salaries and fees to officers	(*) 169,013	(*)89,299

(*) of which share based compensation	3,024	8,992

B.	Balances with related parties and officers:

Other accounts payables	103,497	113,845